Reconciliation to Form 5500 - Summary of Reconciliation of Net Assets Available for Benefits Per Financial Statements reported on Form 5500 (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 428,981,367	$ 391,900,042
Contributions receivable	(528,849)	(440,783)
Net assets available for benefits per Form 5500	$ 428,452,518	$ 391,459,259